Note 6 - Forgivable Loans Receivable (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Loans Receivable [Member]
Allowance for Doubtful Accounts Receivable	$ 0		$ 0	$ 0
Ended Affiliation [Member]
Other Receivables			0	0
Allowance for Doubtful Accounts Receivable			573,000	336,000
Other Receivables	3,852,000		$ 3,709,000	3,998,000
Notes Receivable Interest Range			9.00%
Forgiveness of Loans	$ 493,000	$ 262,000	$ 538,000	$ 243,000